Document and Entity Information (USD $)	12 Months Ended
	Jul. 31, 2012	Aug. 31, 2012	Jan. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	INFOBLOX INC
Entity Central Index Key	0001223862
Current Fiscal Year End Date	--07-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Jul. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		45,741,699
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float